Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

Note 14 — SEGMENT INFORMATION

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment.

As a single reportable segment entity, the GAAP measure utilized by the CODM to assess performance and allocate resources is the Group’s consolidated statement of Income (loss). Significant expenses include selling expenses, general and administrative expenses and research and development, which are each separately presented on the Company’s Statements of Income. Other segment items within net income include interest expense.

The following table presents revenue by geographic location for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
PRC	$8,237,285	$11,056,162	$11,345,810
Japan	9,911,959	5,676,526	28,447
Total revenues	$18,149,244	$16,732,688	$11,374,257